RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2020 USD ($)
December 31, 2021	$ 68,000
Long-term Debt	68,000
S and S Beverage [Member]
December 31, 2021
November 1, 2023	798,261
Long-term Debt	$ 798,261